Revenue	6 Months Ended
Jun. 30, 2019
Revenue
Revenue

11Revenue

	Six Months Ended
	June 30,
(in thousands of €)	2019	2018
Upfront payments	€8,615	€6,812
Milestone payments	26,135	10,132
Research and development service fees	8,782	966
	€43,532	€17,910

For the six months ended June 30, 2019, the majority of the revenue was generated under the collaboration agreements signed with AbbVie and Janssen. These agreements comprise elements of upfront payments, milestone payments based on development criteria and research and development service fees.

For the six months ended June 30, 2019, €26.6 million related to the collaboration and license agreement with AbbVie was recognized in revenue on the basis of costs incurred for this program. Revenue recognized consisted of (i) €0.5 million related to the upfront payment received, (ii) €0.2 million related to development milestone payments received in previous years and (iii) €25.9 million related to a milestone achieved in the six months ended June 30, 2019. The outstanding balance of deferred revenue amounts to €2.0 million of which €1.3 million is recognized as deferred revenue — current and €0.7 as deferred revenue — non-current.

For the six months ended June 30, 2019, €6.6 million related to the collaboration and license agreement with Janssen was recognized in revenue on the basis of costs incurred for this program. Revenue recognized consisted of (i) €6.0 million related to the upfront payment received and (ii) €0.6 million related to the revenue recognition of deferred income triggered by the accounting treatment of the share subscription agreement at the time of signing of the agreement in December 2018. The outstanding balance of deferred revenue amounts to €281.4 million of which €44.5 million is recognized as deferred revenue — current and €236.9 as deferred revenue — non-current.

Research and development service fees increased by €7.8 million to €8.8 million for the six months ended June 30, 2019 due to the research and development service fees recognized under the Janssen collaboration and license agreement.

In December 2018, the Company entered into a collaboration agreement with Cilag GmbH International, an affiliate of Janssen, to jointly develop and commercialize cusatuzumab. The Company has granted Janssen a license to the cusatuzumab program to develop, manufacture and commercialize products. For the U.S., the granted commercialization license is co-exclusive with argenx, while outside the U.S., the granted license is exclusive. Janssen and argenx will assume certain development obligations, and will be jointly responsible for all research, development and regulatory costs relating to the products. argenx will be eligible to receive potentially up to $1.3 billion in development, regulatory and sales milestones, in addition to tiered royalties, ranging from the low double digits to the high teens. Janssen will be responsible for commercialization worldwide. argenx retains the option to participate in commercialization efforts in the US, where the companies have agreed to share royalties on a 50/50 basis, and outside the U.S., Janssen will pay sales royalties ranging from the low double digits to the high teens to argenx.

Under the terms of the agreement, Janssen committed to an upfront payment of $500 million consisting of a license payment of $300 million and a $200 million equity investment in the Company by subscribing to 1,766,899 new shares at a price of €100.02 per share, including an issuance premium. The agreement became effective in January 2019 following expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act.

With regard to this collaboration with Janssen, the Company concluded as follows:

•

There is one single performance obligation under IFRS 15, that being the transfer of a license combined with performance of research and development activities. The Company concluded that the license is not distinct in the context of the contract. Moreover, the Company concluded that the share premium that Janssen paid above the closing price on the day of entering into the investment agreement (being December 2, 2018) was paid because of the existing obligations to deliver development services under the terms of the collaboration agreement, and is therefore to be allocated to the single performance obligation.

•

The transaction price of this agreement is currently composed of a fixed part, that being an upfront license fee and the share premium, and a variable part, that being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are included in the transaction price of the arrangement only when achieved. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues, as its programs with AbbVie and Janssen are still in the development phase.

•

The transaction price has been allocated to the single performance obligation, and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities. This is because the transfer of the license is considered to be combined with the performance of research and development activities. Therefore, research and development milestone payments are variable considerations that are entirely allocated to the single performance obligation.

•	The Company has chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for these programs (percentage of completion method).
•

Cost reimbursements received are recognized in revenues when costs are incurred and agreed by the parties, as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.